DISAGGREGATION OF REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

The following tables present the Company’s revenue disaggregated by business segment, based on management’s assessment of available data:

	Financial Years Ended December 31,
	2024	2023	2022
	$’000	$’000	$’000

Revenue from contracts	10,127	8,237	8,443
Revenue from maintenance works and services and others	1,174	1,522	1,178

	11,301	9,759	9,621

- Over time	10,127	8,237	8,443
- At a point in time	1,174	1,522	1,178

	11,301	9,759	9,621

	Financial Years Ended December 31,
	2024	2023	2022
	$’000	$’000	$’000

Singapore	11,301	9,759	9,621

	11,301	9,759	9,621